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                                    - 10 -
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [X]; Amendment Number: 1

   This Amendment (Check only one.):   [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130


13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George V. Young
Title:   LLC Member
Phone:   (504) 525-0808


Signature, Place, and Date of Signing:

  /s/ George V. Young          New Orleans, LA            January 31, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    13F File Number            Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                                    - 11 -
                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total:   $1,113,951
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    13F File Number              Name

    ___    28-____________________      ____________________________________

    [Repeat as necessary.]

                         St. Denis J. Villere Co., LLC
                                  Amended 13F
                               December 31, 2011

         COLUMN 1               COLUMN 2     COLUMN 3        COLUMN 4       COLUMN 5  COLUMN 6  COLUMN 7      COLUMN 8
---------------------------  -------------- ----------- ------------------- -------- ---------- -------- -------------------
                                                                                                          Voting Authority
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   -------------------
      NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGER  SOLE  SHARED   NONE
---------------------------  -------------- ----------- --------- --------- --- ---- ---------- -------- ---- --------- ----
LUMINEX CORP DEL                  COM       55027E 10 2 82,011    3,862,959 Sh       OTHER                    3,862,959
VISA INC                        COM CL A    92826C 83 9 72,357      712,670 Sh       OTHER                      712,670
3-D SYS CORP                    COM NEW     88554D 20 5 71,336    4,953,855 Sh       OTHER                    4,953,855
POOL CORPORATION                  COM       73278L 10 5 64,830    2,153,816 Sh       OTHER                    2,153,816
NORTHERN OIL & GAS INC NEV        COM       665531 10 9 61,436    2,561,955 Sh       OTHER                    2,561,955
BE AEROSPACE INC                  COM       073302 10 1 55,326    1,429,235 Sh       OTHER                    1,429,235
CONSTANT CONTACT INC              COM       210313 10 2 54,042    2,328,400 Sh       OTHER                    2,328,400
SANDRIDGE ENERGY INC              COM       80007P 30 7 48,937    5,997,200 Sh       OTHER                    5,997,200
O REILLY AUTOMOTIVE INC NEW       COM       67103H 10 7 48,916      611,833 Sh       OTHER                      611,833
JOS A BANK CLOTHIERS INC          COM       480838 10 1 48,374      992,085 Sh       OTHER                      992,085
ABBOTT LABS                       COM       002824 10 0 46,985      835,583 Sh       OTHER                      835,583
VARIAN MED SYS INC                COM       92220P 10 5 44,673      665,475 Sh       OTHER                      665,475
FEDEX CORP                        COM       31428X 10 6 44,045      527,420 Sh       OTHER                      527,420
APPLE INC                         COM       037833 10 0 43,862      108,302 Sh       OTHER                      108,302
EPIQ SYS INC                      COM       26882D 10 9 43,290    3,601,489 Sh       OTHER                    3,601,489
EURONET WORLDWIDE INC             COM       298736 10 9 39,995    2,164,232 Sh       OTHER                    2,164,232
ION GEOPHYSICAL CORP              COM       462044 10 8 30,484    4,973,000 Sh       OTHER                    4,973,000
NIC INC                           COM       62914B 10 0 30,483    2,290,250 Sh       OTHER                    2,290,250
CULLEN FROST BANKERS INC          COM       229899 10 9 28,522      539,075 Sh       OTHER                      539,075
BANK OF AMERICA CORPORATION  7.25%CNV PFD L 060505 68 2 19,957       25,390 Sh       OTHER                       25,390
MCDONALDS CORP                    COM       580135 10 1 18,991      189,285 Sh       OTHER                      189,285
FLOWERS FOODS INC                 COM       343498 10 1 16,585      873,800 Sh       OTHER                      873,800
SCHLUMBERGER LTD                  COM       806857 10 8 15,738      230,390 Sh       OTHER                      230,390
SUPERIOR ENERGY SVCS INC          COM       868157 10 8 14,081      495,100 Sh       OTHER                      495,100
SMUCKER J M CO                  COM NEW     832696 40 5  9,232      118,100 Sh       OTHER                      118,100
SANCHEZ ENERGY CORP               COM       79970Y 10 5  8,778      508,600 Sh       OTHER                      508,600
SOUTHWESTERN ENERGY CO            COM       845467 10 9  4,648      145,520 Sh       OTHER                      145,520
JOHNSON & JOHNSON                 COM       478160 10 4  4,217       64,300 Sh       OTHER                       64,300
EXXON MOBIL CORP                  COM       30231G 10 2  4,130       48,722 Sh       OTHER                       48,722
VERIZON COMMUNICATIONS INC        COM       92343V 10 4  3,780       94,212 Sh       OTHER                       94,212
WESTAR ENERGY INC                 COM       95709T 10 0  3,714      129,050 Sh       OTHER                      129,050
COCA COLA CO                      COM       191216 10 0  3,532       50,481 Sh       OTHER                       50,481
JPMORGAN CHASE & CO               COM       46625H 10 0  3,372      101,406 Sh       OTHER                      101,406
CHEVRON CORP NEW                  COM       166764 10 0  2,885       27,117 Sh       OTHER                       27,117
TRIANGLE PETE CORP              COM NEW     89600B 20 1  2,589      433,600 Sh       OTHER                      433,600

                         St. Denis J. Villere Co., LLC
                                  Amended 13F
                               December 31, 2011

         COLUMN 1               COLUMN 2     COLUMN 3       COLUMN 4      COLUMN 5  COLUMN 6  COLUMN 7     COLUMN 8
---------------------------- -------------- ----------- ----------------- -------- ---------- -------- ----------------
                                                                                                       Voting Authority
                                                          VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ----------------
      NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X 1,000) PRN AMT PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
---------------------------- -------------- ----------- --------- ------- --- ---- ---------- -------- ---- ------ ----
GOLDMAN SACHS GROUP INC          COM        38141G 10 4     2,428 26,850  Sh       OTHER                    26,850
MICROSOFT CORP                   COM        594918 10 4     2,056 79,190  Sh       OTHER                    79,190
GENERAL MLS INC                  COM        370334 10 4     1,851 45,800  Sh       OTHER                    45,800
AT&T INC                         COM        00206R 10 2     1,534 50,736  Sh       OTHER                    50,736
PROCTER & GAMBLE CO              COM        742718 10 9     1,311 19,650  Sh       OTHER                    19,650
CLECO CORP NEW                   COM        12561W 10 5     1,111 29,150  Sh       OTHER                    29,150
RAYTHEON CO                    COM NEW      755111 50 7       948 19,600  Sh       OTHER                    19,600
COLGATE PALMOLIVE CO             COM        194162 10 3       946 10,244  Sh       OTHER                    10,244
NORFOLK SOUTHERN CORP            COM        655844 10 8       772 10,594  Sh       OTHER                    10,594
MICROCHIP TECHNOLOGY INC         COM        595017 10 4       689 18,800  Sh       OTHER                    18,800
SOUTHERN CO                      COM        842587 10 7       648 14,000  Sh       OTHER                    14,000
INTERNATIONAL BUSINESS MACHS     COM        459200 10 1       558  3,037  Sh       OTHER                     3,037
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       538  7,364  Sh       OTHER                     7,364
CATERPILLAR INC DEL              COM        149123 10 1       503  5,550  Sh       OTHER                     5,550
ALLSTATE CORP                    COM        020002 10 1       329 12,000  Sh       OTHER                    12,000
3M CO                            COM        88579Y 10 1       327  4,000  Sh       OTHER                     4,000
TRAVELERS COMPANIES INC          COM        89417E 10 9       302  5,100  Sh       OTHER                     5,100
MCMORAN EXPLORATION CO           COM        582411 10 4       273 18,750  Sh       OTHER                    18,750
BRISTOL MYERS SQUIBB CO          COM        110122 10 8       264  7,500  Sh       OTHER                     7,500
HOME DEPOT INC                   COM        437076 10 2       217  5,150  Sh       OTHER                     5,150
GOLD RESOURCE CORP               COM        38068T 10 5       213 10,000  Sh       OTHER                    10,000

                                                        1,113,951